Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 741.3	$ 494.9
Additions	37.4	57.9
Business combinations		210.1
Depreciation	(40.8)	(26.5)
Impairment	(70.5)
Effect of foreign currency exchange rate changes	(2.3)	4.9
Carrying amount, Ending balance	665.1	741.3
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	252.3	115.9
Additions	0.0	0.0
Business combinations		136.4
Depreciation	0.0	0.0
Impairment	0.0
Effect of foreign currency exchange rate changes	0.0	0.0
Carrying amount, Ending balance	252.3	252.3
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	216.3	197.2
Additions	0.0	0.0
Business combinations		15.4
Depreciation	0.0	0.0
Impairment	(50.9)
Effect of foreign currency exchange rate changes	(0.8)	3.7
Carrying amount, Ending balance	164.6	216.3
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	164.9	123.8
Additions	37.4	57.4
Business combinations		0.8
Depreciation	(28.4)	(17.0)
Impairment	(0.3)
Effect of foreign currency exchange rate changes	0.0	(0.1)
Carrying amount, Ending balance	173.6	164.9
Patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	45.0	3.2
Additions	0.0	0.5
Business combinations		44.5
Depreciation	(4.3)	(2.0)
Impairment	0.0
Effect of foreign currency exchange rate changes	(0.5)	(1.2)
Carrying amount, Ending balance	40.2	45.0
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	50.2	54.5
Additions	0.0	0.0
Business combinations		0.0
Depreciation	(6.8)	(6.7)
Impairment	(19.3)
Effect of foreign currency exchange rate changes	(1.1)	2.4
Carrying amount, Ending balance	23.0	50.2
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	12.6	0.3
Additions	0.0	0.0
Business combinations		13.0
Depreciation	(1.3)	(0.8)
Impairment	0.0
Effect of foreign currency exchange rate changes	0.1	0.1
Carrying amount, Ending balance	$ 11.4	$ 12.6